Taxes (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the Years Ended June 30,
	2019	2018	2017
Current
China	$11,803	$298,935	$-

Deferred
China	380,302	(150,615)	175,435
Total income tax expense	$392,105	$148,320	$175,435

Schedule of reconciles effective tax rate
	For the Years Ended June 30,
	2019	2018	2017
China income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	7.3%	9.6%	3.1%
Change in valuation allowance	(46.8)%	19.5%	(12.6)%
Effective tax rate	(14.5)%	54.1%	15.5%

Schedule of components of deferred tax assets
	June 30, 2019	June 30, 2018
Net operating losses	$2,062,386	$1,685,498
Deferred revenues	56,906	75,909
Impairment loss	-	19,391
Total deferred tax assets	$2,119,292	$1,780,798
Valuation allowance	(1,772,097)	(997,887)
Deferred tax assets, net	$347,195	$782,911

Schedule of changes in deferred tax assets
	June 30, 2019	June 30, 2018
Deferred tax assets – beginning balance	$1,780,798	$1,543,718
NOL recognized	424,725	103,056
Temporary differences addition	-	100,117
Exchange rate difference	(86,231)	33,907
Total deferred tax assets	$2,119,292	$1,780,798
Valuation allowance	(1,772,097)	(997,887)
Deferred tax assets, net	$347,195	$782,911

Schedule of changes in valuation allowance for deferred tax assets
	June 30, 2019	June 30, 2018
Beginning balance	$997,887	$923,453
Additions	805,027	358,140
Reversals	-	(305,582)
Exchange difference	(30,817)	21,876
Ending balance	1,772,097	997,887

Schedule of taxes payable
	June 30, 2019	June 30, 2018
VAT taxes payable	$-	$62,366
Income taxes payable	-	266,417
Other taxes payable	10,512	27,657
Totals	$10,512	$356,440